Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net earnings	$ 154	$ 85	$ 75
Other comprehensive income (loss):
Foreign currency translation (loss) gain, net of income taxes	2	1	3
Net unrecognized gain (loss) on postretirement obligations, net of income taxes	10	22	(15)
Other comprehensive income (loss), net of income tax	12	23	(12)
Total comprehensive income	$ 166	$ 108	$ 63